Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2017
Deferred income tax
The movement in deferred tax assets and liabilities

	Assets	Liabilities	Total
	$m	$m	$m
At January 1, 2016	432	(729)	(297)
Acquisition (Note 22)	81	(243)	(162)
(Charged)/credited to the income statement (Note 6)	(46)	29	(17)
Credited/(charged) to other comprehensive income	20	(6)	14
Reclassification	3	(3)	—
Exchange	(21)	24	3
At December 31, 2016	469	(928)	(459)
(Charged)/credited to the income statement (Note 6)	(67)	207	140
(Charged)/credited to other comprehensive income	(6)	1	(5)
Reclassification	4	(4)	—
Exchange	28	(66)	(38)
At December 31, 2017	428	(790)	(362)

The components of deferred income tax assets and liabilities

	At December 31,
	2017	2016
	$m	$m
Tax losses	34	34
Employee benefit obligations	187	181
Depreciation timing differences	90	86
Provisions	70	99
Other	47	69
	428	469
Available for offset	(207)	(196)
Deferred tax assets	221	273
Intangible assets	(395)	(508)
Accelerated depreciation and other fair value adjustments	(369)	(378)
Other	(26)	(42)
	(790)	(928)
Available for offset	207	196
Deferred tax liabilities	(583)	(732)

The tax (charge)/credit recognized in the consolidated income statement

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Tax losses	(2)	(3)	(19)
Employee benefit obligations	(21)	(13)	14
Depreciation timing differences	(6)	(13)	(2)
Provisions	(26)	—	(8)
Other deferred tax assets	(12)	(17)	21
Intangible assets	155	42	33
Accelerated depreciation and other fair value adjustments	29	(4)	19
Other deferred tax liabilities	23	(9)	(9)
	140	(17)	49